Commitments (Details Textual) (USD $)	12 Months Ended				1 Months Ended		12 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Original Lease Agreement [Member]	Nov. 30, 2012 New Lease Agreement [Member]	Nov. 30, 2010 New Lease Agreement [Member]	Dec. 31, 2012 Other Funding Agreement [Member]	Dec. 31, 2011 Other Funding Agreement [Member]	Dec. 31, 2010 Other Funding Agreement [Member]	Dec. 31, 2012 License and Option Agreement [Member]	Dec. 31, 2012 FDA Approval For Marketing And Commercialization [Member]	Apr. 30, 2007 In Licensing Agreement [Member]
Lease Term				10 years	2 years 2 months	10 years
Lease Agreement Expiration Period				March 2014	December 2014
Operating Leases, Income Statement, Sublease Income	$ 618,000	$ 728,000	$ 722,000
Operating Leases, Net Rent Expense	1,504,000	1,575,000	1,048,000
Research and Development and Other commitment							800,000	591,000	516,000
Contingent milestone payments										3,000,000	6,000,000	40,000,000
Initial Upfront payment												20,000,000
Purchase Commitment, Description	Pursuant to the debt settlement agreement with Merck (note 10), the Company is committed to purchase $3 million of vernakalant (IV) finished goods inventory as well as active pharmaceutical ingredients for vernakalant (IV) and vernakalant (oral) in 2013.
Commitment On Purchase Of Finished Goods	$ 3,000,000